Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - BHP Group Limited [Member]	12 Months Ended
Jun. 30, 2023 shares Years $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	707,994
Number of awards issued during the year	435,244
Number of awards vested and exercised	155,158
Number of awards lapsed	19,499
Number of awards at the end of the financial year	968,581
Weighted average remaining contractual life (years) | Years	2.1
Weighted average share price at exercise date | $ / shares	$ 41.62
STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	83,810
Number of awards vested and exercised	83,810
Weighted average share price at exercise date | $ / shares	$ 41.55
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	3,143,477
Number of awards issued during the year	622,992
Number of awards vested and exercised	1,175,882
Number of awards lapsed	31,791
Number of awards at the end of the financial year	2,558,796
Weighted average remaining contractual life (years) | Years	2.2
Weighted average share price at exercise date | $ / shares	$ 41.59
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	7,094,173
Number of awards issued during the year	2,404,671
Number of awards vested and exercised	2,353,273
Number of awards lapsed	491,845
Number of awards at the end of the financial year	6,653,726
Weighted average remaining contractual life (years) | Years	1.2
Weighted average share price at exercise date | $ / shares	$ 41.74
Commencement awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	86,279
Number of awards vested and exercised	69,025
Number of awards lapsed	17,254
Weighted average share price at exercise date | $ / shares	$ 41.55
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,914,470
Number of awards issued during the year	3,089,822
Number of awards vested and exercised	2,330,077
Number of awards lapsed	550,364
Number of awards at the end of the financial year	5,123,851
Weighted average remaining contractual life (years) | Years	1.3
Weighted average share price at exercise date | $ / shares	$ 44.88